Other disclosures - Disclosure of foreclosed real estate assets (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Distribution of portfolio
Foreclosed assets	€ 3,324	€ 3,591
Impairment losses since time of foreclosure	2,584	2,729
Construction and property development loans
Distribution of portfolio
Foreclosed assets	2,747	2,937
Impairment losses since time of foreclosure	2,347	2,455
Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	933	1,101
Impairment losses since time of foreclosure	570	627
Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	228	289
Impairment losses since time of foreclosure	114	143
Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	705	812
Impairment losses since time of foreclosure	456	484
Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	59	55
Impairment losses since time of foreclosure	46	42
Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	31	30
Impairment losses since time of foreclosure	17	17
Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	28	25
Impairment losses since time of foreclosure	29	25
Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	1,755	1,781
Impairment losses since time of foreclosure	1,731	1,786
Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	634	701
Impairment losses since time of foreclosure	428	496
Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	1,121	1,080
Impairment losses since time of foreclosure	1,303	1,290
Home purchase loans
Distribution of portfolio
Foreclosed assets	465	528
Impairment losses since time of foreclosure	178	211
Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	112	126
Impairment losses since time of foreclosure	59	63
Gross carrying amount
Distribution of portfolio
Foreclosed assets	6,884	7,364
Gross carrying amount | Construction and property development loans
Distribution of portfolio
Foreclosed assets	5,960	6,313
Gross carrying amount | Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	1,649	1,900
Gross carrying amount | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	374	470
Gross carrying amount | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	1,275	1,430
Gross carrying amount | Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	120	112
Gross carrying amount | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	56	56
Gross carrying amount | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	64	56
Gross carrying amount | Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	4,191	4,301
Gross carrying amount | Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	1,350	1,506
Gross carrying amount | Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	2,841	2,795
Gross carrying amount | Home purchase loans
Distribution of portfolio
Foreclosed assets	733	838
Gross carrying amount | Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	191	213
Accumulated impairment
Distribution of portfolio
Foreclosed assets	(3,560)	(3,773)
Accumulated impairment | Construction and property development loans
Distribution of portfolio
Foreclosed assets	(3,213)	(3,376)
Accumulated impairment | Construction and property development loans | Completed Buildings
Distribution of portfolio
Foreclosed assets	(716)	(799)
Accumulated impairment | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	(146)	(181)
Accumulated impairment | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	(570)	(618)
Accumulated impairment | Construction and property development loans | Buildings under construction
Distribution of portfolio
Foreclosed assets	(61)	(57)
Accumulated impairment | Construction and property development loans | Residential
Distribution of portfolio
Foreclosed assets	(25)	(26)
Accumulated impairment | Construction and property development loans | Other
Distribution of portfolio
Foreclosed assets	(36)	(31)
Accumulated impairment | Construction and property development loans | Land
Distribution of portfolio
Foreclosed assets	(2,436)	(2,520)
Accumulated impairment | Construction and property development loans | Developed Land
Distribution of portfolio
Foreclosed assets	(716)	(805)
Accumulated impairment | Construction and property development loans | Other land
Distribution of portfolio
Foreclosed assets	(1,720)	(1,715)
Accumulated impairment | Home purchase loans
Distribution of portfolio
Foreclosed assets	(268)	(310)
Accumulated impairment | Other foreclosed property assets
Distribution of portfolio
Foreclosed assets	€ (79)	€ (87)